Distribution Date:	10/16/2006	Citigroup HELOC Trust 2006-NCB1

CONTACT INFORMATION

Depositor	Citigroup Mortgage Loan Trust Inc.
390 Greenwich Street
New York, NY 10013

Underwriters	Citigroup Global Markets Inc.
390 Greenwich Street
New York, NY 10013

NatCity Investments, Inc.
1965 E. 6th Street
Cleveland, OH 44114

Indenture Trustee	U.S. Bank National Association
1 Federal Street, 3rd Floor
Boston, MA 02110

Servicer	National City Bank
1900 East Ninth Street
Cleveland, Ohio 44114-3484

CONTENTS

Distribution Summary	2

Distribution Summary (Factors)	3

Interest Distribution	4

Principal Distribution	4

Reconciliation Detail	5

Collateral Summary	6

Delinquency Information	9

Credit Enhancement	12

Other Information	13

Deal Contact:	Jennifer McCourt	Citibank, N.A.
	jennifer.mccourt@citigroup.com	Agency and Trust
	Tel: (212) 816-5680	388 Greenwich Street, 14th Floor
	Fax: (212) 816-5527	New York, NY 10013

Reports Available at www.sf.citidirect.com	Page 1 of 13	© Copyright 2006 Citigroup

Distribution Date:	10/16/2006	Citigroup HELOC Trust 2006-NCB1

Distribution Summary
DISTRIBUTION IN DOLLARS

Class	Original Balance	Prior Principal Balance	Pass- Through Rate	Accrual Day Count	Accrual Dates	Interest Distributed	Principal Distributed	Total Distributed	Deferred Interest	Realized Loss	Current Principal Balance
(1)	(2)	(3)	(4)	(5)	(6)	(7)	(8)	(9)=(7+8)	(10)	(11)	(12)=(3-8+10-11)
IA	237,826,000.00	199,612,045.61	5.500000%	31 / 360	09/15 - 10/15	945,384.83	7,879,987.15	8,825,371.98	0.00	0.00	191,732,058.46
IIA1	548,391,000.00	418,981,652.05	5.370000%	31 / 360	09/15 - 10/15	1,937,440.99	25,194,838.30	27,132,279.29	0.00	0.00	393,786,813.75
IIA2	106,392,000.00	106,392,000.00	5.450000%	31 / 360	09/15 - 10/15	499,303.57	0.00	499,303.57	0.00	0.00	106,392,000.00
IIA3	129,678,000.00	129,678,000.00	5.520000%	31 / 360	09/15 - 10/15	616,402.76	0.00	616,402.76	0.00	0.00	129,678,000.00
N	0.00	0.00	5.460000%	31 / 360	09/15 - 10/15	0.00	0.00	0.00	0.00	0.00	0.00
M	9,870,000.00	9,219,367.76	7.330000%	31 / 360	09/15 - 10/15	58,192.14	170,997.96	229,190.10	0.00	0.00	9,048,369.80
C	6,753,844.53	6,752,920.49	263.754222%	30 / 360	09/01 - 09/30	1,484,259.41	0.00	1,484,259.41	0.00	0.00	6,752,920.49
R	0.00	0.00	0.000000%	-		0.00	0.00	0.00	0.00	0.00	0.00
Totals	1,038,910,844.53	870,635,985.91				5,540,983.70	33,245,823.41	38,786,807.11	0.00	0.00	837,390,162.50

Reports Available at www.sf.citidirect.com	Page 2 of 13	© Copyright 2006 Citigroup

Distribution Date:	10/16/2006	Citigroup HELOC Trust 2006-NCB1

Distribution Summary (Factors)

PER $1,000 OF ORIGINAL BALANCE

Class	CUSIP	Record Date	Prior Principal Balance	Interest Distributed	Principal Distributed	Total Distributed	Deferred Interest	Realized Loss	Current Principal Balance
			(3/2 x 1000)	(5/2 x 1000)	(6/2 x 1000)	(7/2 x 1000)	(8/2 x 1000)	(9/2 x 1000)	(10/2 x 1000)
IA	172978AA6	10/13/2006	839.319694	3.975111	33.133413	37.108525	0.000000	0.000000	806.186281
IIA1	172978AB4	10/13/2006	764.019927	3.532955	45.943202	49.476157	0.000000	0.000000	718.076726
IIA2	172978AC2	10/13/2006	1,000.000000	4.693056	0.000000	4.693056	0.000000	0.000000	1,000.000000
IIA3	17298AD0	10/13/2006	1,000.000000	4.753333	0.000000	4.753333	0.000000	0.000000	1,000.000000
N	172978AH1	09/29/2006	0.000000	0.000000	0.000000	0.000000	0.000000	0.000000	0.000000
M	172978AE8	10/13/2006	934.079814	5.895860	17.325021	23.220881	0.000000	0.000000	916.754792
C	172978AG3	09/29/2006	999.863183	219.765114	0.000000	219.765114	0.000000	0.000000	999.863183
R	172978 AJ7	09/29/2006	0.000000	0.000000	0.000000	0.000000	0.000000	0.000000	0.000000

Reports Available at www.sf.citidirect.com	Page 3 of 13	© Copyright 2006 Citigroup

Distribution Date:	10/16/2006	Citigroup HELOC Trust 2006-NCB1

Interest Distribution Detail

DISTRIBUTION IN DOLLARS

Class	Prior Principal Balance	Pass- Through Rate	Next Pass- Through Rate	Interest Accrual Day Cnt Fraction	Optimal Accrued Interest	Prior Unpaid Interest	Interest on Prior Unpaid Interest	Non-Recov. Interest Shortfall	Interest Due	Deferred Interest	Interest Distributed	Current Unpaid Interest
(1)	(2)	(3)	(4)	(5)	(6)	(7)	(8)	(9)	(10)=(6)+(7)+(8)-(9)	(11)	(12)	(13)=(10)-(11)-(12)
IA	199,612,045.61	5.50000%	0.00000%	31 / 360	945,384.83	0.00	0.00	0.00	945,384.83	0.00	945,384.83	0.00
IIA1	418,981,652.05	5.37000%	0.00000%	31 / 360	1,937,440.99	0.00	0.00	0.00	1,937,440.99	0.00	1,937,440.99	0.00
IIA2	106,392,000.00	5.45000%	0.00000%	31 / 360	499,303.57	0.00	0.00	0.00	499,303.57	0.00	499,303.57	0.00
IIA3	129,678,000.00	5.52000%	0.00000%	31 / 360	616,402.76	0.00	0.00	0.00	616,402.76	0.00	616,402.76	0.00
N	0.00	5.46000%	0.00000%	31 / 360	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
M	9,219,367.76	7.33000%	0.00000%	31 / 360	58,192.14	0.00	0.00	0.00	58,192.14	0.00	58,192.14	0.00
C	6,752,920.49	263.75422%	0.00000%	30 / 360	1,484,259.41	0.00	0.00	0.00	1,484,259.41	0.00	1,484,259.41	0.00
R	0.00	0.00000%	0.00000%	-	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Totals	870,635,985.91				5,540,983.70	0.00	0.00	0.00	5,540,983.70	0.00	5,540,983.70	0.00

Principal Distribution Detail

DISTRIBUTION IN DOLLARS

Class	Original Balance	Prior Principal Balance	Principal Distribution	Accreted Principal	Current Realized Losses	Current Principal Recoveries	Current Principal Balance	Cumulative Realized Losses
(1)	(2)	(3)	(4)	(5)	(6)	(7)	(8)=(3)-(4)+(5)-(6)+(7)	(9)
IA	237,826,000.00	199,612,045.61	7,879,987.15	0.00	0.00	0.00	191,732,058.46	0.00
IIA1	548,391,000.00	418,981,652.05	25,194,838.30	0.00	0.00	0.00	393,786,813.75	0.00
IIA2	106,392,000.00	106,392,000.00	0.00	0.00	0.00	0.00	106,392,000.00	0.00
IIA3	129,678,000.00	129,678,000.00	0.00	0.00	0.00	0.00	129,678,000.00	0.00
N	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
M	9,870,000.00	9,219,367.76	170,997.96	0.00	0.00	0.00	9,048,369.80	0.00
C	6,753,844.53	6,752,920.49	0.00	0.00	0.00	0.00	6,752,920.49	0.00
R	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Totals	1,038,910,844.53	870,635,985.91	33,245,823.41	0.00	0.00	0.00	837,390,162.50	0.00

Reports Available at www.sf.citidirect.com	Page 4 of 13	© Copyright 2006 Citigroup

Distribution Date:	10/16/2006	Citigroup HELOC Trust 2006-NCB1

Reconciliation Detail

SOURCE OF FUNDS

Interest Funds Available
Interest Collected	6,438,703.06
Uncompensated PPIS	0.00
Relief Act Interest Shortfall	0.00
Interest Adjustments	0.00
Interest Charge Offs	(17,495.90)
Total Interest Funds Available:		6,421,207.16
Principal Funds Available
Scheduled Principal	0.00
Curtailments	0.00
Prepayments in Full	30,630,456.56
Net Liquidation Proceeds	0.00
Repurchased Principal	7,054,866.70
Substitution Principal	0.00
Other Principal	16,047,268.65
Advances	(20,934,217.04)
Total Principal Funds Available:		32,798,374.87
Other Funds Available
Cap Contract Amount	0.00
Prepayment Charges	0.00
Other Charges	0.00
Total Other Funds Available:		0.00
Total Funds Available		39,219,582.03

ALLOCATION OF FUNDS

Scheduled Fees
Insurance Premium	74,783.07
Master Servicing Fee	0.00
Servicing Fee	357,991.86
Trustee Fee	0.00
Total Scheduled Fees:		432,774.93
Additional Fees, Expenses, etc.
Extraordinary Trust Fund Expenses	0.00
Other Expenses	0.00
Total Additional Fees, Expenses, etc.:		0.00
Distribution to Certificateholders
Interest Distribution	5,540,983.69
Principal Distribution	33,245,823.41
Total Distribution to Certificateholders:		38,786,807.10
Total Funds Allocated		39,219,582.03

Reports Available at www.sf.citidirect.com	Page 5 of 13	© Copyright 2006 Citigroup

Distribution Date:	10/16/2006	Citigroup HELOC Trust 2006-NCB1

Collateral Summary - Group 1

ASSET CHARACTERISTICS

	Cut-Off	Prior	Current

Aggregate Stated Principal Balance	241,678,057.22	205,453,202.21	197,148,604.44

Loan Count	6,054	5,201	5,003

Weighted Average Coupon Rate (WAC)	8.050626%	8.992407%	N/A

Net Weighted Average Coupon Rate (Net WAC)	7.597359%	8.487964%	N/A

AVAILABLE PRINCIPAL

Scheduled Principal	0.00
Curtailments	0.00
Prepayments in Full	8,404,485.32
Net Liquidation Proceeds	0.00
Repurchased Principal	1,020,113.73
Substitution Principal	0.00
Advances	(4,566,256.58)
Other Principal	3,407,762.25
TOTAL AVAILABLE PRINCIPAL	8,266,104.72

Current Realized Losses	40,593.84
Realized Losses and Recoveries from Prior Periods	0.00
Cumulative Realized Losses	41,099.21

AVAILABLE INTEREST

Interest Collected		1,539,598.76

Less:	Servicing Fee	86,366.18
	Insurance Premium	17,466.05
	Trustee Fee	0.00
	Uncompensated PPIS	0.00
	Relief Act Interest Shortfall	0.00
	Interest Charge Offs	2,100.79
	Other Amounts	0.00
TOTAL AVAILABLE INTEREST		1,433,665.74

Reports Available at www.sf.citidirect.com	Page 6 of 13	© Copyright 2006 Citigroup

Distribution Date:	10/16/2006	Citigroup HELOC Trust 2006-NCB1

Collateral Summary - Group 2

ASSET CHARACTERISTICS

	Cut-Off	Prior	Current

Aggregate Stated Principal Balance	797,232,787.31	665,182,783.70	640,241,558.06

Loan Count	11,987	10,407	10,026

Weighted Average Coupon Rate (WAC)	7.999767%	8.838061%	N/A

Net Weighted Average Coupon Rate (Net WAC)	7.548892%	8.348044%	N/A

AVAILABLE PRINCIPAL

Scheduled Principal	0.00
Curtailments	0.00
Prepayments in Full	22,225,971.24
Net Liquidation Proceeds	0.00
Repurchased Principal	6,034,752.97
Substitution Principal	0.00
Advances	(16,367,960.46)
Other Principal	12,639,506.40
TOTAL AVAILABLE PRINCIPAL	24,532,270.15

Current Realized Losses	424,350.60
Realized Losses and Recoveries from Prior Periods	0.00
Cumulative Realized Losses	470,342.53

AVAILABLE INTEREST

Interest Collected		4,899,104.30

Less:	Servicing Fee	271,625.68
	Insurance Premium	57,317.02
	Trustee Fee	0.00
	Uncompensated PPIS	0.00
	Relief Act Interest Shortfall	0.00
	Interest Charge Offs	15,395.11
	Other Amounts	0.00
TOTAL AVAILABLE INTEREST		4,554,766.49

Reports Available at www.sf.citidirect.com	Page 7 of 13	© Copyright 2006 Citigroup

Distribution Date:	10/16/2006	Citigroup HELOC Trust 2006-NCB1

Collateral Summary - Total

ASSET CHARACTERISTICS

	Cut-Off	Prior	Current

Aggregate Stated Principal Balance	1,038,910,844.53	870,635,985.91	837,390,162.50

Loan Count	18,041	15,608	15,029

Weighted Average Coupon Rate (WAC)	8.011598%	8.874484%	N/A

Net Weighted Average Coupon Rate (WAC)	7.560167%	8.381062%	N/A

AVAILABLE PRINCIPAL

Scheduled Principal	0.00
Curtailments	0.00
Prepayments in Full	30,630,456.56
Net Liquidation Proceeds	0.00
Repurchased Principal	7,054,866.70
Substitution Principal	0.00
Advances	(20,934,217.04)
Other Principal	16,047,268.65
TOTAL AVAILABLE PRINCIPAL	32,798,374.87

Current Realized Losses	464,944.44
Realized Losses and Recoveries from Prior Periods	0.00
Cumulative Realized Losses	511,441.74

AVAILABLE INTEREST

Interest Collected		6,438,703.06

Less:	Servicing Fee	357,991.86
	Insurance Premium	74,783.07
	Trustee Fee	0.00
	Uncompensated PPIS	0.00
	Relief Act Interest Shortfall	0.00
	Interest Charge Offs	17,495.90
	Other Amounts	0.00
TOTAL AVAILABLE INTEREST		5,988,432.23

Reports Available at www.sf.citidirect.com	Page 8 of 13	© Copyright 2006 Citigroup

Distribution Date:	10/16/2006	Citigroup HELOC Trust 2006-NCB1

Delinquency Information

GROUP 1

	30-59 Days	60-89 Days	90+ Days	Totals
Delinquency
Scheduled Principal Balance	534,487.88	45,550.88	111,524.58	691,563.34
Percentage of Total Pool Balance	0.2711%	0.0231%	0.0566%	0.3508%
Number of Loans	8	2	2	12
Percentage of Total Loans	0.1599%	0.0400%	0.0400%	0.2399%
Bankruptcy
Scheduled Principal Balance	0.00	0.00	17,558.41	17,558.41
Percentage of Total Pool Balance	0.0000%	0.0000%	0.0089%	0.0089%
Number of Loans	0	0	1	1
Percentage of Total Loans	0.0000%	0.0000%	0.0200%	0.0200%
Foreclosure
Scheduled Principal Balance	0.00	0.00	0.00	0.00
Percentage of Total Pool Balance	0.0000%	0.0000%	0.0000%	0.0000%
Number of Loans	0	0	0	0
Percentage of Total Loans	0.0000%	0.0000%	0.0000%	0.0000%
REO
Scheduled Principal Balance	0.00	0.00	0.00	0.00
Percentage of Total Pool Balance	0.0000%	0.0000%	0.0000%	0.0000%
Number of Loans	0	0	0	0
Percentage of Total Loans	0.0000%	0.0000%	0.0000%	0.0000%
Total
Scheduled Principal Balance	534,487.88	45,550.88	129,082.99	709,121.75
Percentage of Total Pool Balance	0.2711%	0.0231%	0.0655%	0.3597%
Number of Loans	8	2	3	13
Percentage of Total Loans	0.1599%	0.0400%	0.0600%	0.2598%
Principal and Interest Advances	N/A

Reports Available at www.sf.citidirect.com	Page 9 of 13	© Copyright 2006 Citigroup

Distribution Date:	10/16/2006	Citigroup HELOC Trust 2006-NCB1

Delinquency Information

GROUP 2

	30-59 Days	60-89 Days	90+ Days	Totals
Delinquency
Scheduled Principal Balance	914,192.29	414,146.82	705,418.00	2,033,757.11
Percentage of Total Pool Balance	0.1428%	0.0647%	0.1102%	0.3177%
Number of Loans	11	3	4	18
Percentage of Total Loans	0.1097%	0.0299%	0.0399%	0.1795%
Bankruptcy
Scheduled Principal Balance	0.00	0.00	104,511.60	104,511.60
Percentage of Total Pool Balance	0.0000%	0.0000%	0.0163%	0.0163%
Number of Loans	0	0	2	2
Percentage of Total Loans	0.0000%	0.0000%	0.0199%	0.0199%
Foreclosure
Scheduled Principal Balance	0.00	0.00	0.00	0.00
Percentage of Total Pool Balance	0.0000%	0.0000%	0.0000%	0.0000%
Number of Loans	0	0	0	0
Percentage of Total Loans	0.0000%	0.0000%	0.0000%	0.0000%
REO
Scheduled Principal Balance	0.00	0.00	0.00	0.00
Percentage of Total Pool Balance	0.0000%	0.0000%	0.0000%	0.0000%
Number of Loans	0	0	0	0
Percentage of Total Loans	0.0000%	0.0000%	0.0000%	0.0000%
Total
Scheduled Principal Balance	914,192.29	414,146.82	809,929.60	2,138,268.71
Percentage of Total Pool Balance	0.1428%	0.0647%	0.1265%	0.3340%
Number of Loans	11	3	6	20
Percentage of Total Loans	0.1097%	0.0299%	0.0598%	0.1995%
Principal and Interest Advances	N/A

Reports Available at www.sf.citidirect.com	Page 10 of 13	© Copyright 2006 Citigroup

Distribution Date:	10/16/2006	Citigroup HELOC Trust 2006-NCB1

Delinquency Information

GROUP TOTALS

	30-59 Days	60-89 Days	90+ Days	Totals
Delinquency
Scheduled Principal Balance	1,448,680.17	459,697.70	816,942.58	2,725,320.45
Percentage of Total Pool Balance	0.1730%	0.0549%	0.0976%	0.3255%
Number of Loans	19	5	6	30
Percentage of Total Loans	0.1264%	0.0333%	0.0399%	0.1996%
Bankruptcy
Scheduled Principal Balance	0.00	0.00	122,070.01	122,070.01
Percentage of Total Pool Balance	0.0000%	0.0000%	0.0146%	0.0146%
Number of Loans	0	0	3	3
Percentage of Total Loans	0.0000%	0.0000%	0.0200%	0.0200%
Foreclosure
Scheduled Principal Balance	0.00	0.00	0.00	0.00
Percentage of Total Pool Balance	0.0000%	0.0000%	0.0000%	0.0000%
Number of Loans	0	0	0	0
Percentage of Total Loans	0.0000%	0.0000%	0.0000%	0.0000%
REO
Scheduled Principal Balance	0.00	0.00	0.00	0.00
Percentage of Total Pool Balance	0.0000%	0.0000%	0.0000%	0.0000%
Number of Loans	0	0	0	0
Percentage of Total Loans	0.0000%	0.0000%	0.0000%	0.0000%
Total
Scheduled Principal Balance	1,448,680.17	459,697.70	939,012.59	2,847,390.46
Percentage of Total Pool Balance	0.1730%	0.0549%	0.1121%	0.3400%
Number of Loans	19	5	9	33
Percentage of Total Loans	0.1264%	0.0333%	0.0599%	0.2196%
Principal and Interest Advances	N/A

Reports Available at www.sf.citidirect.com	Page 11 of 13	© Copyright 2006 Citigroup

Distribution Date:	10/16/2006	Citigroup HELOC Trust 2006-NCB1

Credit Enhancement

GROUP TOTALS

Required Overcollateralization Amount		6,752,920.49	0.8061%
Prior Overcollateralization Amount		6,752,920.49
Overcollateralization Decrease due to Realized Losses		(447,448.54)
Overcollateralization Deficiency Amount	447,448.54
Excess Spread Available for Overcollateralization Increase	447,448.54
Overcollateralization Increase Amount		447,448.54
Excess Overcollateralization Amount	0.00
Principal Available for Overcollateralization Reduction	32,798,374.87
Overcollateralization Reduction Amount		0.00
Current Overcollateralization		6,752,920.49	0.8061%

Senior Enhancement Percentage			1.8870%

Are Stepdown Principal Distributions allowed this month?			No
(Has the Stepdown Date occured and are there no Trigger Events in effect?)
Has the Stepdown Date Occured?		No
(Has the Distribution Date in Dec 2008 passed or have the Class A Notes and Class N Certificates paid down to 0 and is the Senior Credit Enhancement Percentage > 2.25% ?)
Current Senior Credit Enhancement Percentage	1.8870%
Senior Notes Target Percentage	2.2500%
Is A Trigger Event in effect?		No
(Is a Delinquency Trigger Event, a Cumulative Loss Trigger Event or Rapid Amortization Event in effect?)
Is A Delinquency Trigger Event in effect?		No
(Does the Delinquency Percentage equal or exceed the target percentage?)
Rolling Three Month Delinquency Rate	0.1675%
Target Percentage	3.0000%
Is A Cumulative Realized Loss Trigger Event in effect?		No
(Does the Cumulative Loss Percentage equal or exceed the target percentage?)
Cumulative Loss Percentage	0.0492%
Target Percentage	0.5000%
Is A Rapid Amortization Event in effect?		No

Reports Available at www.sf.citidirect.com	Page 12 of 13	© Copyright 2006 Citigroup

Distribution Date:	10/16/2006	Citigroup HELOC Trust 2006-NCB1

Other Information

Aggregate Principal Balance of Helocs converted to a fixed loan rate and repurchased during the related Collection Period	7,054,866.70
Cumulative Aggregate Principal Balance of Helocs converted to a fixed loan rate and repurchased since Cutoff	41,767,177.94

Additional Balances during the related Collection Period	20,934,217.04
Cumulative Additional Balances since Cutoff	128,614,459.38

Additional Balance Advance Amount Paid by Servicer during the related Collection Period	0.00
Cumulative Additional Balance Advance Amount Paid by Servicer since Cutoff	0.00

Current Libor	5.330000%
Next Libor	5.320000%

Reports Available at www.sf.citidirect.com	Page 13 of 13	© Copyright 2006 Citigroup